Tax - Schedule of Income Tax Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Tax (expense) credit attributable to policyholders	£ (137)	£ 30	£ (54)
Shareholder tax expense	(1,357)	(2,015)	(805)
Tax expense	£ (1,494)	£ (1,985)	£ (859)